6. Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
6. Leases

6. Leases

Right of use assets included in the consolidated balance sheet are as follows:

	June 30, 2022	December 31, 2021
Non-current assets
Right of use assets - operating leases, net of amortization	$1,117,563	$598,288
Right of use assets - finance leases, net of depreciation – included in property and equipment	$10,527	$15,520

Lease costs consists of the following:

	Six Months Ended June 30,
	2022	2021
Finance lease cost:
Amortization of financial lease assets	$3,920	$5,970
Interest expense on lease liabilities	257	454

Operating lease cost	170,964	128,468

Total lease cost	$175,141	$134,892

Other lease information:

	Six Months Ended June 30,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$(257)	$(454)
Operating cash flows from operating leases	(170,964)	(128,468)
Financing cash flows from finance leases	$(4,038)	$(5,994)

Weighted average remaining lease term – finance leases	1.47 years	2.62 years
Weighted average remaining lease term – operating leases	4.30 years	2.60 years

Weighted average discount rate – finance leases	3.73%	3.70%
Weighted average discount rate – operating leases	2.72%	3.58%

Maturity of Leases

Finance lease liability

The amount of future minimum lease payments under finance leases are as follows:

Amount
Remainder of 2022	$3,989
2023	6,488
2024	753
Total undiscounted minimum future lease payments	11,230
Imputed interest	(316)
Total finance lease liability	$10,914

Disclosed as:
Current portion	$7,584
Non-Current portion	3,330
$10,914

Operating lease liability

The amount of future minimum lease payments under operating leases are as follows:

Amount
Remainder of 2022	$165,030
2023	288,991
2024	218,147
2025	196,715
2026 and thereafter	321,741
Total undiscounted minimum future lease payments	1,190,624
Imputed interest	(64,236)
Total operating lease liability	$1,126,388

Disclosed as:
Current portion	$293,343
Non-Current portion	833,045
$1,126,388

6. Leases

The Company’s portfolio of leases contains both finance and operating leases that relate to real estate agreements, vehicles and office equipment agreements.

Operating leases

Real estate agreements

The Company has several property lease agreements in Italy and Austria and one lease agreement in the US, which have terms in excess of a twelve month period, these property leases are for our administrative operations in these countries. The Company does not and does not intend to take ownership of the properties at the end of the lease term.

Vehicle agreements

The Company leases several vehicles for business use purposes, the terms of these leases range from twenty four to thirty six months. The Company does not and does not intend to take ownership of the vehicles at the end of the lease term.

Finance Leases

Office equipment agreements

The Company has entered into several finance leases for office equipment, the term of these leases range from thirty six to sixty months. The Company takes ownership of the office equipment at the end of the lease term.

Right of use assets

Right of use assets included in the consolidated balance sheet are as follows:

	December 31, 2021	December 31, 2020
Non-current assets
Right of use assets - operating leases, net of amortization	$589,288	$687,568
Right of use assets - finance leases, net of depreciation – included in property and equipment	$15,520	$27,119

Lease costs consists of the following:

	Year ended December 31,
	2021	2020
Finance lease cost:	$10,906	$14,040
Amortization of right-of-use assets	10,102	12,870
Interest expense on lease liabilities	804	1,170

Operating lease cost	244,639	265,081

Total lease cost	$255,545	$279,121

Other lease information:

	Year ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$(804)	$(1,170)
Operating cash flows from operating leases	(244,639)	(265,081)
Financing cash flows from finance leases	(10,172)	(12,666)

Right-of-use assets obtained in exchange for new finance leases	-	470
Right-of-use assets disposed of under operating leases prior to lease maturity	(224,793)	(21,588)
Right-of -use assets obtained in exchange for new operating leases	$406,276	$84,918
Weighted average remaining lease term – finance leases	1.93 years	2.74 years
Weighted average remaining lease term – operating leases	2.60 years	2.83 years
Weighted average discount rate – finance leases	3.73%	3.65%
Weighted average discount rate – operating leases	2.73%	3.59%

Maturity of Leases

Finance lease liability

The amount of future minimum lease payments under finance leases as of December 31, 2021 is as follows:

Amount
2022	$8,802
2023	7,053
2024	818
Total undiscounted minimum future lease payments	16,673
Imputed interest	(611)
Total finance lease liability	$16,063
Disclosed as:
Current portion	$8,347
Non-Current portion	7,716
$16,063

Operating lease liability

The amount of future minimum lease payments under operating leases as of December 31, 2021 is as follows:

Amount
2022	$257,455
2023	190,132
2024	80,541
2025	46,416
2026	31,741
Total undiscounted minimum future lease payments	606,285
Imputed interest	(21,654)
Total operating lease liability	$584,631
Disclosed as:
Current portion	$244,467
Non-Current portion	340,164
$584,631